Deferred and contingent consideration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2021
Business acquisition
Deferred and contingent consideration		$ 1,000,000	$ 1,000,000
Restricted cash held in escrow released to the vendors	$ 250,000
Achieve TMS East, LLC and Achieve TMS Central, LLC
Business acquisition
Deferred and contingent consideration		$ 1,000,000	$ 1,000,000	$ 1,250,000
Restricted cash held in an escrow				$ 1,250,000